Derivative Financial Instruments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Changes in fair value of derivative financial instruments gain (loss)	$ 156,766	$ (32,591)	[1]	$ (43,522)

[1]	Details of the restatement are shown in note 2b.